3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details 1
1	25.30%	26.20%
2	18.60%	12.90%
3	10.70%	18.30%
4		13.30%
5		11.50%